LEASES - Narrative (Details)	Dec. 31, 2025
Minimum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	1 year
Operating lease, renewal term	5 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease, remaining lease term	20 years